Fair Value of Financial Assets and Liabilities-Transfers between levels (Details) - Instruments issued by the Chilean Government and Central Bank - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial assets held-for-trading
Transfers between levels
Transfers from level 1 to level 2	$ 4,688
Transfers from level 2 to level 1	3,498
Financial assets available-for-sale
Transfers between levels
Transfers from level 2 to level 1	$ 4,373	$ 15,217